Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–143.60%(a)
Alabama–1.49%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$140	$139,668
Series 2016, RB	5.75%	06/01/2045	20	19,308
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,546,781
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,010	1,101,411
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	1,030,454
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,480	1,507,089
Series 2024 A, RB	5.00%	11/01/2035	1,675	1,763,594
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,517,945
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	879,652
				9,505,902
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	383,893
Arizona–2.22%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,195	1,199,631
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	250	254,262
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,251,252
Series 2017, Ref. RB	5.00%	11/15/2045	980	852,380
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	702,277
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	553,109
Series 2021, RB(c)	4.00%	07/01/2051	875	770,391
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(d)	5.00%	07/01/2046	3,025	3,293,822
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	353,522
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,174,968
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,370	3,717,060
				14,122,674
California–21.18%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,010	2,105,280
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	2,675	1,797,715
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	2,720	2,595,842
Series 2009, GO Bonds(e)	0.00%	08/01/2031	5,270	4,325,568
California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	1,680	1,384,336
Series 2023, GO Bonds(f)	5.25%	09/01/2053	3,370	3,803,264
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	2,525	2,741,620
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,335	1,078,285
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	35	35,673
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,680	330,318
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	4,375	4,740,583
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	$4,175	$4,149,349
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,512
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,026	4,021,761
Series 2023-1, RB	4.38%	09/20/2036	830	867,877
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(f)(g)	5.00%	07/01/2033	6,700	7,235,026
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)	5.00%	01/01/2028	3,300	3,563,521
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	170	171,028
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,330	1,397,055
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2043	2,000	2,035,281
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	250	231,806
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(h)	5.00%	07/01/2027	655	655,605
Series 2012, RB(c)(h)	5.00%	07/01/2030	190	190,151
Series 2012, RB(c)(h)	5.00%	07/01/2037	1,990	1,990,974
Series 2012, RB(c)(h)	5.00%	11/21/2045	2,325	2,325,300
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	995	1,005,546
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,130	2,263,658
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	1,360	1,191,387
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	642,600
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2043	2,120	1,024,400
Series 2009, GO Bonds(e)	0.00%	08/01/2044	1,090	502,652
Series 2009, GO Bonds(e)	0.00%	08/01/2045	6,270	2,757,261
Series 2009, GO Bonds(e)	0.00%	08/01/2048	4,610	1,760,457
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	4,155	3,401,441
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	3,165	2,500,875
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	2,245	252,047
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(h)	5.50%	05/15/2035	1,750	1,983,082
Series 2022 G, RB(h)	5.50%	05/15/2037	1,985	2,236,037
Series 2022, RB(h)	4.00%	05/15/2042	705	705,110
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(f)	5.00%	07/01/2050	2,350	2,528,119
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,665	1,220,401
Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	300	211,153
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,350	2,889,182
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	750	803,269
Series 2009 B, RB	6.50%	11/01/2039	585	761,212
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,400	2,153,512
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2034	3,825	2,737,794
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2035	4,120	2,824,824
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	300	197,270
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,785	1,124,747
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	7,840	7,065,711
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	8,475	6,933,831
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(i)	4.00%	05/15/2053	5,430	5,484,835
Series 2022 P, RB	3.50%	05/15/2054	2,015	1,905,577
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(d)	4.00%	08/01/2048	1,230	1,239,916
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	$2,060	$2,063,413
Series 2023 B, RB(h)	5.00%	07/01/2048	2,525	2,686,680
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(h)	5.00%	05/01/2038	675	708,734
Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	610	656,471
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	1,600	1,351,292
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,445	1,367,424
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,370	1,469,057
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	11,350	8,598,012
				134,986,719
Colorado–6.30%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	4.50%	12/01/2058	2,390	2,411,157
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	493,733
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	823,098
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	1,002,785
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,680	1,649,937
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	647,772
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,705	1,765,265
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,834,835
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,567,013
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	500,296
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,562,524
Denver (City & County of), CO;
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	5,740	5,895,337
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,710	1,779,487
Series 2022 A, RB(h)	5.00%	11/15/2047	1,985	2,101,942
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	430,494
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	689,520
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,995	2,024,516
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	753	701,392
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	650,044
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	750	780,328
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,231
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	435,670
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	501,210
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	380	376,571
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	499,116
Series 2023, GO Bonds	8.00%	12/15/2035	605	606,106
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	396,150
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,501,578
				40,134,107
District of Columbia–3.32%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	1,670	1,818,332
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	308,787
District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,805	6,195,876
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	3,339,522
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,597,517
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	7,185	7,912,067
				21,172,101
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–9.70%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(k)(l)	5.00%	11/15/2061	$1,075	$774,536
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	477,305
Broward (County of), FL;
Series 2019 A, RB(h)	4.00%	10/01/2049	755	727,894
Series 2022 A, RB(f)(i)	4.00%	10/01/2047	4,110	4,114,983
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,525	2,481,546
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(d)	5.50%	03/01/2043	1,610	1,799,708
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,380	1,214,708
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,639,192)(c)(k)(l)	7.75%	05/15/2035	1,678	21,644
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,390	1,427,865
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,223,535
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(h)	12.00%	07/15/2028	750	800,437
Series 2024, Ref. RB(h)	5.00%	07/01/2041	850	866,900
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.00%	07/01/2044	2,500	2,620,182
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2047	1,810	1,919,775
Series 2024, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2053	840	883,459
Series 2024, Ref. RB(h)	5.50%	07/01/2053	850	887,501
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,525	2,848,130
Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	510	516,839
Series 2019 A, RB(h)	4.00%	10/01/2044	1,000	991,706
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,525	2,590,562
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	3,355	3,730,033
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	661,707
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	288,699
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,064,582
Lee (County of), FL;
Series 2021 B, RB(h)	5.00%	10/01/2034	1,030	1,105,270
Series 2022, RB	5.25%	08/01/2049	1,670	1,800,948
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2052	1,980	2,139,587
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	3,110,109
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	505	540,214
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	2,140	2,257,913
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,525	2,527,608
Subseries 2021 B-1, Ref. RB(h)	4.00%	10/01/2050	985	919,775
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(d)	5.00%	07/01/2035	3,415	3,427,071
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,320	2,485,892
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	1,000	398,423
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	479,467
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	162,098
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	455	116,558
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	390	89,564
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,345	1,293,842
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	822,976
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,332,900
Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	5,669	1,828,583
				61,773,034
Georgia–2.09%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(f)(i)	4.00%	07/01/2044	3,380	3,381,559
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	$1,095	$1,189,200
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,003,108
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,235	1,252,877
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,260	1,262,789
Series 2023 B, RB(b)	5.00%	03/01/2030	1,760	1,879,026
Series 2024 A, RB(b)	5.00%	09/01/2031	1,685	1,822,587
Series 2024 C, RB(b)	5.00%	12/01/2031	1,400	1,501,102
				13,292,248
Hawaii–0.70%
Hawaii (State of); Series 2013, COP(h)	5.00%	08/01/2028	1,775	1,776,206
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	2,430	2,692,305
				4,468,511
Idaho–0.53%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,454,926
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,715	1,894,310
				3,349,236
Illinois–4.82%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	630,187
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	395,002
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	314,992
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,146,613
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(h)	5.00%	01/01/2052	5,000	5,040,260
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,489,882
Series 2024 A, RB(h)	5.50%	01/01/2053	2,115	2,316,014
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	977,263
Illinois (State of);
Series 2014, GO Bonds(b)(g)	5.00%	01/14/2025	285	285,537
Series 2014, GO Bonds(b)(g)	5.25%	01/14/2025	1,100	1,102,324
Series 2016, GO Bonds	5.00%	11/01/2036	715	731,837
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,767,648
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,905,834
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,197,975
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,134,427
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	360	360,489
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	580	630,301
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 10/05/2022; Cost $549,300)(l)	5.00%	11/01/2049	670	407,029
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,440	2,468,188
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	175	175,012
Series 2017, Ref. RB	5.25%	02/15/2037	200	203,518
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(d)(e)	0.00%	12/15/2029	3,520	2,974,101
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2031	1,060	1,065,530
				30,719,963
Indiana–0.55%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,010	988,914
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	459,981
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	240	240,214
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,665	1,838,332
				3,527,441
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.66%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	$615	$487,146
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,265	1,266,258
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(g)	5.00%	12/01/2032	1,735	2,005,999
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	283,278
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	155	155,000
				4,197,681
Kansas–0.31%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	929,862
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	1,030,841
				1,960,703
Kentucky–1.21%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(h)	4.70%	01/01/2052	665	665,372
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,115,139
Series 2015 A, RB	5.00%	07/01/2040	1,915	1,920,927
Series 2015 A, RB	5.00%	01/01/2045	1,245	1,247,600
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	938,282
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,685	1,831,397
				7,718,717
Louisiana–1.01%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	775	729,820
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(h)	5.50%	09/01/2054	840	913,234
Series 2024, RB(h)	5.50%	09/01/2059	1,680	1,819,536
New Orleans (City of), LA Aviation Board; Series 2015 A, RB(b)(g)	5.00%	01/01/2025	1,145	1,146,440
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,846,504
				6,455,534
Maryland–0.51%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,450,041
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	915,956
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	698,119
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	164,843
				3,228,959
Massachusetts–2.79%
Massachusetts (Commonwealth of);
Series 2024, RB(f)	5.00%	11/01/2052	7,550	8,021,023
Series 2024, RB(f)	5.00%	06/01/2053	5,155	5,609,154
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	675	721,537
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(h)	5.00%	07/01/2046	1,055	1,108,274
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(d)	5.25%	08/01/2031	2,000	2,330,986
				17,790,974
Michigan–3.26%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	290,771
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	260,397
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	2,277,311
Lansing (City of), MI; Series 2024, RB(f)	5.25%	07/01/2054	3,645	4,059,835
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,560	5,216,190
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	$170	$172,939
Series 2020, Ref. RB	5.00%	06/01/2045	490	484,428
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(f)(g)(i)	5.00%	12/01/2046	3,655	3,739,662
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,040,144
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 08/27/2019; Cost $395,059)(c)(k)(l)	5.00%	07/01/2026	385	211,750
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	2,025	2,028,457
				20,781,884
Minnesota–0.88%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	395,747
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	603,608
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(h)	5.25%	01/01/2049	1,675	1,812,531
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,685	1,850,715
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	590	634,574
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	313,277
				5,610,452
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	730,752
Missouri–2.29%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	981,970
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	4,700	4,828,812
Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	1,005	1,030,614
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	425,952
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	346,658
St. Louis (City of), MO; Series 2024, RB (INS - AGM)(d)	5.25%	07/01/2054	1,000	1,101,996
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	2,000,090
Series 2013 A, RB	5.50%	09/01/2033	1,270	1,269,965
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,849,051
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	770	780,101
				14,615,209
Nebraska–1.16%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	4,213,264
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	840	886,857
Omaha (City of), NE Public Power District; Series 2022, RB(f)(i)	5.25%	02/01/2052	2,080	2,282,029
				7,382,150
Nevada–0.90%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	5,295	5,753,074
New Hampshire–0.67%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	296	300,786
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,618	1,633,762
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,256,773
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,025	1,066,403
				4,257,724
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–4.15%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.25%	09/15/2029	$180	$180,196
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,250	2,251,826
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,559,500
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	14,305	13,425,414
Series 2022, RB(b)(g)	5.25%	12/15/2032	730	857,557
Series 2022, RB	5.25%	06/15/2046	695	766,172
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,954,496
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,725,609
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,730	1,738,706
				26,459,476
New York–18.09%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(h)	5.00%	01/01/2035	1,600	1,601,164
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,307,517
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	1,175	1,180,430
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,409,914
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2060	2,340	2,184,316
New York (City of), NY;
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,355	1,540,856
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,305	2,581,166
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,500	1,667,198
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,664,902
Series 2020 BB-1, RB	5.00%	06/15/2050	3,395	3,619,880
Series 2020, Ref. RB	5.00%	06/15/2050	1,710	1,823,268
Series 2024 AA, RB	5.25%	06/15/2053	1,680	1,887,906
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	860	861,180
Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,512,887
Series 2024 B, RB	4.38%	05/01/2053	2,190	2,228,551
New York (State of) Dormitory Authority; Series 2022, RB(f)	4.00%	03/15/2046	5,000	4,996,136
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2028	2,900	3,159,427
Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	2,455	2,731,465
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,643,562
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(d)	5.50%	07/01/2031	1,040	1,153,551
New York (State of) Power Authority; Series 2020 A, RB(f)	4.00%	11/15/2045	3,700	3,701,745
New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	4,175	4,123,845
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,725,988
Series 2019 B, RB (INS - AGM)(d)(f)(i)	4.00%	01/01/2050	2,625	2,602,498
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,496,930
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	261,705
Series 2010 A, RB(c)	6.25%	06/01/2041	1,300	1,300,134
New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	10,140	1,634,306
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,185,113
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	6,095	6,098,358
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,364,325
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	$680	$681,139
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,340	1,341,686
Series 2020, Ref. RB(h)	5.25%	08/01/2031	465	487,702
Series 2020, Ref. RB(h)	5.38%	08/01/2036	960	1,012,735
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	2,075	2,141,234
Series 2018, RB(h)	5.00%	01/01/2034	1,295	1,334,581
Series 2018, RB(h)	5.00%	01/01/2036	1,240	1,274,300
Series 2020, RB(h)	5.00%	10/01/2040	2,015	2,096,182
Series 2020, RB(h)	4.38%	10/01/2045	1,160	1,130,724
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(h)	5.38%	06/30/2060	2,160	2,260,256
Series 2024, RB (INS - AGM)(d)(h)	5.25%	06/30/2060	1,760	1,871,053
Series 2024, RB(h)	5.50%	06/30/2060	1,610	1,721,115
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,055	3,055,053
Series 2016 A, RB(h)	5.25%	01/01/2050	1,660	1,660,124
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,265	1,348,308
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(h)	5.50%	12/31/2054	1,675	1,816,566
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,520,613
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	793,441
Series 2021 A, RB	5.00%	11/15/2056	1,130	1,198,972
Series 2022, RB(f)	5.00%	05/15/2051	5,480	5,868,936
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,420,900
				115,285,843
North Carolina–0.49%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	2,055	2,123,017
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(d)(e)	0.00%	01/01/2052	3,500	966,593
				3,089,610
North Dakota–0.32%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,155	1,159,164
Series 2017 C, RB	5.00%	06/01/2053	895	895,334
				2,054,498
Ohio–5.44%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	800,856
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,140	3,768,831
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	9,155	8,395,643
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,000,865
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2026	3,545	3,324,825
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2028	3,845	3,363,592
Series 2008 B-2, RB (INS - NATL)(d)(e)	0.00%	11/15/2038	2,800	1,512,173
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	565	571,768
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	$1,805	$1,841,570
Series 2017, Ref. RB	5.50%	02/15/2052	795	813,316
Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,931,546
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,572,351
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,395,812
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,173,323)(c)(k)(l)	6.00%	04/01/2038	1,197	83,788
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	920,019
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,458,008
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	840	935,356
				34,690,319
Oklahoma–0.97%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,775	3,890,757
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,180	1,315,119
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(h)	5.50%	06/01/2035	335	335,608
Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	635	636,134
				6,177,618
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	819	864,608
Oregon–1.15%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	507,238
Oregon (State of); Series 2019, GO Bonds(f)(i)	5.00%	08/01/2044	3,360	3,590,764
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,430	1,568,318
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,605	1,683,548
				7,349,868
Pennsylvania–3.45%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	809,375
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,320	1,396,208
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	510	533,853
Series 2021, RB	5.00%	11/01/2051	680	704,536
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	2,015	2,101,100
Series 2022, RB (INS - AGM)(d)(h)	5.00%	12/31/2057	1,005	1,044,885
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	545	542,195
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2039	1,500	1,617,440
Series 2019 A, RB	5.00%	12/01/2049	215	228,100
Series 2020 B, RB	5.00%	12/01/2050	590	630,494
Series 2021 A, RB	4.00%	12/01/2050	1,260	1,229,562
Series 2024 C, RB	5.25%	12/01/2054	1,500	1,671,596
Philadelphia (City of), PA; Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	4,320	4,385,238
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	2,520	2,859,478
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,830,148
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	400	401,210
				21,985,418
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.06%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$2,495	$2,508,256
Series 2002, RB	5.63%	05/15/2043	1,825	1,846,892
Series 2005 A, RB(e)	0.00%	05/15/2050	5,570	1,093,364
Series 2005 B, RB(e)	0.00%	05/15/2055	2,530	289,305
Series 2008 A, RB(e)	0.00%	05/15/2057	18,845	1,262,002
Series 2008 B, RB(e)	0.00%	05/15/2057	37,725	2,320,401
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,224,553
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,247,098
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	962,660
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	605	582,931
Subseries 2022, RN(e)	0.00%	11/01/2043	696	430,650
Subseries 2022, RN(e)	0.00%	11/01/2051	1,325	846,098
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	850	843,994
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2029	1,900	1,879,371
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	725	724,416
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	640	638,939
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,405	1,182,459
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,116	1,511,292
Series 2018 A-1, RB(e)	0.00%	07/01/2046	8,320	2,818,691
Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,905	2,708,581
Series 2018 A-1, RB	4.75%	07/01/2053	1,454	1,455,375
Series 2018 A-1, RB	5.00%	07/01/2058	1,946	1,954,784
Series 2019 A-2, RB	4.33%	07/01/2040	1,055	1,055,009
Series 2019 A-2, RB	4.78%	07/01/2058	840	841,724
				32,228,845
Rhode Island–0.45%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	700	704,339
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,184,445
				2,888,784
South Carolina–1.35%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,110	1,119,472
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,975	2,158,795
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	505	568,444
Series 2024, RB	5.50%	11/01/2054	840	940,110
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,800	3,831,917
				8,618,738
South Dakota–0.93%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,020	2,060,691
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,745	2,747,211
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,075	1,115,131
				5,923,033
Tennessee–2.63%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,304,985
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,860,764
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	2,095,360
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,925	3,372,985
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	3,165,515
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	$1,275	$1,302,584
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	950	977,906
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,505	2,694,410
				16,774,509
Texas–17.91%
Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	4,895	4,900,631
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,170	1,261,056
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,130	1,145,344
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,330,493
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,685,267
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,010	1,020,858
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,711,508
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,259,768
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	3,014,937
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,430	1,436,887
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,288,069
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2048	1,725	1,854,749
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(h)	4.00%	07/01/2041	585	558,974
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(h)	5.00%	07/15/2028	500	516,036
Series 2024 B, RB(h)	5.50%	07/15/2039	420	453,712
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2026	3,975	3,750,267
Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2027	5,015	4,574,878
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,390	1,411,483
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,296,976
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	2,100	2,106,639
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	494,072
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,339,539
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	510	510,084
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,420	1,450,020
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	1,060,500
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,547,214
Series 2020, RB	5.25%	10/01/2055	2,270	2,119,174
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,450	2,478,303
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	16,400	14,854,315
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2029	2,725	2,385,732
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,550	2,892,629
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,060	3,400,147
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2032	2,265	2,266,654
Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2037	2,475	2,476,337
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	5,004,943
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	3,302,980
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,880	1,887,261
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	1,000,432
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(k)(l)	6.38%	02/15/2048	1,785	981,750
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$85	$83,680
Series 2020, Ref. RB	6.75%	11/15/2051	85	81,727
Series 2020, Ref. RB	6.88%	11/15/2055	85	82,098
Texas (State of) Transportation Commission;
Series 2019, RB(e)	0.00%	08/01/2037	1,250	724,251
Series 2019, RB(e)	0.00%	08/01/2039	1,400	727,008
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(d)(e)	0.00%	08/15/2027	6,800	6,235,220
Series 2002, RB(e)(g)	0.00%	08/15/2027	200	184,356
Texas (State of) Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,340	3,643,791
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,423,828
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,600	1,641,168
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(h)	5.50%	12/31/2058	1,000	1,089,398
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,001
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,365	3,248,765
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2054	3,550	3,906,129
				114,107,038
Utah–1.50%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	428,151
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	431,114
Salt Lake City (City of), UT;
Series 2021 A, RB(h)	5.00%	07/01/2046	840	878,967
Series 2023 A, RB(h)	5.25%	07/01/2048	1,000	1,080,454
Series 2023 A, RB(h)	5.50%	07/01/2053	2,900	3,189,295
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,945,581
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	1,570	1,620,898
				9,574,460
Virginia–2.27%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	2,083,355
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(d)	5.25%	07/01/2053	1,355	1,473,889
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	335	335,136
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(b)	5.50%	09/01/2035	150	149,447
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(h)	5.00%	01/01/2038	2,000	2,124,306
Series 2022, Ref. RB(h)	5.00%	07/01/2038	2,250	2,386,337
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	565	593,971
Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,625	1,694,024
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,155	1,167,466
Series 2017, RB(h)	5.00%	12/31/2056	2,420	2,439,093
				14,447,024
Washington–3.25%
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,412,090
Tacoma (City of), WA; Series 2023, RB(f)	4.00%	12/01/2047	2,785	2,794,555
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(d)(e)	0.00%	12/01/2029	5,100	4,383,372
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,850	2,054,164
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,535,490
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	645	678,467
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	413,494
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	333,103
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	$1,179	$1,107,632
				20,712,367
West Virginia–0.43%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	835	898,881
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,812,365
				2,711,246
Wisconsin–4.89%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,520	2,066,217
Series 2020, RB(b)(e)(g)	0.00%	12/15/2030	5,750	1,433,266
Series 2020, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	23,890	4,705,398
Series 2022, RB(c)	5.25%	12/15/2061	1,705	1,737,617
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	2,686,819
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,479,394
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	840	736,650
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,504,985
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,002,996
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	780	802,004
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	900	807,750
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	420	407,648
Series 2022 A, RB(c)	6.13%	02/01/2050	455	441,618
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	652,316
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	288,000
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,713,916
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,708,045
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	1,150	1,153,029
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	820,901
				31,148,569
Total Municipal Obligations (Cost $879,496,494)				915,011,513
			Shares
Exchange-Traded Funds–0.12%
Invesco Municipal Strategic Income ETF (Cost $792,662)(m)			15,560	801,651
TOTAL INVESTMENTS IN SECURITIES(n)–143.72% (Cost $880,289,156)				915,813,164
FLOATING RATE NOTE OBLIGATIONS–(14.18)%
Notes with interest and fee rates ranging from 3.40% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 07/01/2033 to 11/15/2055(o)				(90,385,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.08)%				(198,043,726)
OTHER ASSETS LESS LIABILITIES–1.54%				9,814,526
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$637,198,964
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $46,668,533, which represented 7.32% of the Trust’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $17,173,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $2,567,540, which represented less than 1% of the Trust’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at November 30, 2024 was $2,480,497, which represented less than 1% of the Trust’s Net Assets.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$794,503	$-	$-	$7,148	$-	$801,651	$24,060

(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.32%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $134,698,589 are held by TOB Trusts and serve as collateral for the $90,385,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$915,011,513	$—	$915,011,513
Exchange-Traded Funds	801,651	—	—	801,651
Total Investments	$801,651	$915,011,513	$—	$915,813,164
Invesco Value Municipal Income Trust